PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)
1
Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Australia : 1.2%
4,500
ASX Ltd.
$ 174,405
0.1
184,149
Medibank Pvt Ltd.
586,661
0.3
116,362
Scentre Group
313,872
0.2
329,335
Telstra Group Ltd.
1,049,960
0.5
19,335
Transurban Group
176,410
0.1
2,301,308
1.2
Austria : 0.2%
5,577
OMV AG
297,968
0.2
Canada : 4.5%
3,755
Bank of Montreal
489,307
0.3
21,298
Bank of Nova Scotia
1,377,170
0.7
10,082  Canadian Natural
Resources Ltd.
322,375
0.2
5,571  Canadian Tire Corp. Ltd.
- Class A
663,180
0.4
9,053  CCL Industries, Inc. -
Class B
510,252
0.3
27,396
Keyera Corp.
919,105
0.5
2,700
Stantec, Inc.
291,186
0.1
23,256
Suncor Energy, Inc.
973,219
0.5
3,207
Thomson Reuters Corp.
497,976
0.3
11,622
TMX Group Ltd.
444,604
0.2
20,765
Toronto-Dominion Bank
1,660,364
0.9
910
WSP Global, Inc.
178,835
0.1
8,327,573
4.5
Denmark : 0.7%
28,368
Danske Bank A/S
1,211,727
0.7
France : 3.8%
25,063
AXA SA
1,201,900
0.7
12,504
BNP Paribas SA
1,143,654
0.6
20,101
Carrefour SA
304,627
0.2
4,097
Eiffage SA
524,900
0.3
36,941
Engie SA
794,106
0.4
15,288
Getlink SE
281,903
0.2
1,642
Ipsen SA
220,482
0.1
74,006
Orange SA
1,200,453
0.6
1,795
Safran SA
636,992
0.3
5,380
Societe Generale SA
358,182
0.2
5,461
TotalEnergies SE
332,623
0.2
6,999,822
3.8
Germany : 1.3%
27,096  Deutsche Telekom AG,
Reg
923,149
0.5
13,172  Fresenius SE & Co.
KGaA
736,126
0.4
5,784
(1)
Scout24 SE
725,648
0.4
2,384,923
1.3
Hong Kong : 1.0%
298,000  HKT Trust & HKT Ltd. -
Stapled Security
440,599
0.2
69,500
Link REIT
357,090
0.2
77,000  Power Assets Holdings
Ltd.
487,382
0.3
31,000  Swire Pacific Ltd. - Class
A
262,717
0.1
350,500
(1)
WH Group Ltd.
379,574
0.2
1,927,362
1.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Ireland : 0.2%
39,364
AIB Group PLC
$ 358,872
0.2
Israel : 0.3%
27,712
Bank Leumi Le-Israel BM
545,998
0.3
Italy : 1.4%
216,550
Intesa Sanpaolo SpA
1,433,387
0.8
16,040
UniCredit SpA
1,220,569
0.6
2,653,956
1.4
Japan : 4.7%
55,500
Asahi Kasei Corp.
436,215
0.2
16,300
Astellas Pharma, Inc.
177,670
0.1
38,900  Central Japan Railway
Co.
1,115,250
0.6
50,100
(2)
Dai-ichi Life Holdings,
Inc.
394,095
0.2
26,000
(2)
Daito Trust Construction
Co. Ltd.
570,473
0.3
23,100  Daiwa House Industry
Co. Ltd.
829,637
0.5
52,600
(2)
Japan Airlines Co. Ltd.
1,059,121
0.6
68,000
Kirin Holdings Co. Ltd.
996,277
0.5
106,400  Mitsubishi Chemical
Group Corp.
611,177
0.3
11,700
(2)
MS&AD Insurance Group
Holdings, Inc.
264,958
0.2
8,700
Nitto Denko Corp.
206,231
0.1
27,700
Secom Co. Ltd.
1,016,241
0.6
8,300  Takeda Pharmaceutical
Co. Ltd.
243,774
0.1
219,400
Z Holdings Corp.
704,276
0.4
8,625,395
4.7
Netherlands : 1.4%
42,537
Aegon Ltd.
342,935
0.2
227,663
Koninklijke KPN NV
1,092,681
0.6
16,695
NN Group NV
1,177,293
0.6
2,612,909
1.4
New Zealand : 0.1%
9,167  Fisher & Paykel
Healthcare Corp. Ltd.
196,905
0.1
Norway : 0.8%
44,620
DNB Bank ASA
1,216,163
0.7
20,887
Orkla ASA
218,370
0.1
1,434,533
0.8
Puerto Rico : 0.5%
7,825
Popular, Inc.
993,853
0.5
Singapore : 0.4%
6,100
DBS Group Holdings Ltd.
241,912
0.1
43,800
Singapore Exchange Ltd.
562,278
0.3
804,190
0.4
Spain : 1.2%
32,358
(1)
Aena SME SA
884,648
0.5
3,408
Amadeus IT Group SA
270,902
0.1
57,229
Repsol SA
1,017,662
0.6
2,173,212
1.2
Sweden : 0.4%
8,714
Swedbank AB - Class A
263,038
0.1

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Sweden (continued)
33,363
(2)
Telefonaktiebolaget LM
Ericsson - Class B
$ 276,446
0.2
47,981
Telia Co. AB
183,046
0.1
722,530
0.4
Switzerland : 0.4%
3,020
ABB Ltd., Reg
218,537
0.1
4,971
SGS SA
516,586
0.3
735,123
0.4
United Kingdom : 5.2%
24,020
(1)
Auto Trader Group PLC
255,171
0.1
37,531
BAE Systems PLC
1,044,729
0.6
50,324
Barclays PLC
258,933
0.1
31,944  British American Tobacco
PLC
1,699,015
0.9
109,500  CK Hutchison Holdings
Ltd.
719,413
0.4
20,184  Hikma Pharmaceuticals
PLC
463,345
0.3
23,667
Imperial Brands PLC
1,005,408
0.6
101,611
NatWest Group PLC
717,714
0.4
49,519
Pearson PLC
704,213
0.4
46,140  Rolls-Royce Holdings
PLC
741,666
0.4
63,788
Sage Group PLC
946,263
0.5
21,117
Smith & Nephew PLC
383,006
0.2
19,307
Smiths Group PLC
612,131
0.3
9,551,007
5.2
United States : 68.5%
13,182
AbbVie, Inc.
3,052,160
1.7
94,892
ADT, Inc.
826,509
0.5
5,625
AECOM
733,894
0.4
2,519
Agree Realty Corp.
178,950
0.1
6,027
Allstate Corp.
1,293,696
0.7
3,818
Alphabet, Inc. - Class A
928,156
0.5
24,416
Altria Group, Inc.
1,612,921
0.9
67,260
Amcor PLC
550,187
0.3
1,208
Ameriprise Financial, Inc.
593,430
0.3
4,151  AmerisourceBergen
Corp.
1,297,312
0.7
4,731
AMETEK, Inc.
889,428
0.5
7,497
AptarGroup, Inc.
1,002,049
0.5
4,446
Assurant, Inc.
963,004
0.5
9,535
AT&T, Inc.
269,268
0.1
4,390  Automatic Data
Processing, Inc.
1,288,465
0.7
15,007
Avnet, Inc.
784,566
0.4
10,402
Axis Capital Holdings Ltd.
996,512
0.5
8,962  Bank of New York Mellon
Corp.
976,500
0.5
10,630
Black Hills Corp.
654,702
0.4
123
Booking Holdings, Inc.
664,110
0.4
31,741
Bristol-Myers Squibb Co.
1,431,519
0.8
31,169  Brixmor Property Group,
Inc.
862,758
0.5
4,424  Broadridge Financial
Solutions, Inc.
1,053,664
0.6
7,539
Cardinal Health, Inc.
1,183,321
0.6
5,294  Cboe Global Markets,
Inc.
1,298,354
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
8,328
Charles Schwab Corp.
$ 795,074
0.4
3,807  Chesapeake Energy
Corp.
404,456
0.2
4,020
Church & Dwight Co., Inc.
352,273
0.2
4,686
Cigna Group
1,350,740
0.7
4,934
Cintas Corp.
1,012,753
0.6
35,686
Cisco Systems, Inc.
2,441,636
1.3
13,334
Citigroup, Inc.
1,353,401
0.7
5,496
CME Group, Inc.
1,484,964
0.8
14,495
CNA Financial Corp.
673,438
0.4
11,829
Coca-Cola Co.
784,499
0.4
9,692  Cognizant Technology
Solutions Corp. - Class A
650,042
0.4
14,735
Colgate-Palmolive Co.
1,177,916
0.6
5,691
Comcast Corp. - Class A
178,811
0.1
16,875  Commerce Bancshares,
Inc.
1,008,450
0.5
12,304  COPT Defense
Properties
357,554
0.2
3,599
Corteva, Inc.
243,400
0.1
21,772
Coterra Energy, Inc.
514,908
0.3
2,906
Digital Realty Trust, Inc.
502,389
0.3
10,041
DT Midstream, Inc.
1,135,235
0.6
11,679
Duke Energy Corp.
1,445,276
0.8
2,688
DuPont de Nemours, Inc.
209,395
0.1
1,983
Ecolab, Inc.
543,064
0.3
14,165
Edison International
783,041
0.4
7,068
Element Solutions, Inc.
177,902
0.1
1,868
Elevance Health, Inc.
603,588
0.3
2,629
Emerson Electric Co.
344,872
0.2
10,460
Entergy Corp.
974,767
0.5
7,922
EOG Resources, Inc.
888,215
0.5
11,245
Equitable Holdings, Inc.
571,021
0.3
15,224
Essent Group Ltd.
967,637
0.5
8,285
Evergy, Inc.
629,826
0.3
25,979
Exelon Corp.
1,169,315
0.6
6,981
Fortive Corp.
341,999
0.2
11,797
Fox Corp. - Class A
743,919
0.4
21,989  Gaming and Leisure
Properties, Inc.
1,024,907
0.6
1,083
General Dynamics Corp.
369,303
0.2
3,411
General Motors Co.
207,969
0.1
21,920
Genpact Ltd.
918,229
0.5
10,748
Gilead Sciences, Inc.
1,193,028
0.6
6,007
Globe Life, Inc.
858,821
0.5
19,135
H&R Block, Inc.
967,657
0.5
8,198
Hancock Whitney Corp.
513,277
0.3
5,641  Hanover Insurance
Group, Inc.
1,024,575
0.6
9,876  Hartford Financial
Services Group, Inc.
1,317,360
0.7
3,255
Hexcel Corp.
204,088
0.1
708
Humana, Inc.
184,200
0.1
6,397
Ingredion, Inc.
781,138
0.4
9,337  Interactive Brokers
Group, Inc. - Class A
642,479
0.4
1,416
Intuit, Inc.
967,001
0.5
6,823  Jack Henry & Associates,
Inc.
1,016,149
0.6
17,077
Johnson & Johnson
3,166,417
1.7

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
1,662  Johnson Controls
International PLC
$ 182,737
0.1
1,742
JPMorgan Chase & Co.
549,479
0.3
6,791
Keurig Dr Pepper, Inc.
173,238
0.1
8,350
Kimberly-Clark Corp.
1,038,239
0.6
45,565
Kinder Morgan, Inc.
1,289,945
0.7
1,529
Leidos Holdings, Inc.
288,920
0.2
12,512
Loews Corp.
1,256,080
0.7
6,539  Marsh & McLennan Cos.,
Inc.
1,317,805
0.7
1,337
McKesson Corp.
1,032,886
0.6
16,750
Medtronic PLC
1,595,270
0.9
16,424
Merck & Co., Inc.
1,378,466
0.7
5,588  Meta Platforms, Inc. -
Class A
4,103,715
2.2
12,799
MetLife, Inc.
1,054,254
0.6
8,648
MGIC Investment Corp.
245,344
0.1
2,077
Microsoft Corp.
1,075,782
0.6
2,277
Motorola Solutions, Inc.
1,041,249
0.6
11,039
National Fuel Gas Co.
1,019,672
0.6
22,955  National Retail
Properties, Inc.
977,194
0.5
8,605
NetApp, Inc.
1,019,348
0.6
11,099  New York Times Co. -
Class A
637,083
0.3
26,674
NiSource, Inc.
1,154,984
0.6
1,009
NVIDIA Corp.
188,259
0.1
21,765
OGE Energy Corp.
1,007,067
0.5
25,336  Old Republic International
Corp.
1,076,020
0.6
12,847
ONEOK, Inc.
937,446
0.5
4,506
Paycom Software, Inc.
937,879
0.5
14,052
PepsiCo, Inc.
1,973,463
1.1
68,872
Pfizer, Inc.
1,754,859
1.0
12,217
PG&E Corp.
184,232
0.1
5,007  Philip Morris International,
Inc.
812,135
0.4
17,332
Procter & Gamble Co.
2,663,062
1.4
3,288  Prosperity Bancshares,
Inc.
218,159
0.1
4,848
Qualcomm, Inc.
806,513
0.4
624
Ralph Lauren Corp.
195,661
0.1
12,535  Raytheon Technologies
Corp.
2,097,482
1.1
4,192
Regency Centers Corp.
305,597
0.2
4,772
Republic Services, Inc.
1,095,079
0.6
54,184
Rithm Capital Corp.
617,156
0.3
3,639
Roche Holding AG
1,211,727
0.7
10,572
Rollins, Inc.
620,999
0.3
3,433
Ross Stores, Inc.
523,155
0.3
1,758
Royal Gold, Inc.
352,620
0.2
1,505
RPM International, Inc.
177,409
0.1
28,339  Sabra Health Care REIT,
Inc.
528,239
0.3
4,799  Simon Property Group,
Inc.
900,628
0.5
9,567
SLM Corp.
264,815
0.1
529
Snap-on, Inc.
183,314
0.1
13,564  SS&C Technologies
Holdings, Inc.
1,203,941
0.7
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
11,230
Synchrony Financial
$ 797,892
0.4
2,168
Textron, Inc.
183,174
0.1
7,497
TJX Cos., Inc.
1,083,616
0.6
7,278  Tradeweb Markets, Inc. -
Class A
807,712
0.4
16,222
Travel + Leisure Co.
965,047
0.5
5,436
Union Pacific Corp.
1,284,907
0.7
12,904
Unum Group
1,003,673
0.5
19,470
US Bancorp
940,985
0.5
3,694
VeriSign, Inc.
1,032,732
0.6
43,316  Verizon Communications,
Inc.
1,903,738
1.0
2,994
Visa, Inc. - Class A
1,022,092
0.6
3,776
Waste Management, Inc.
833,854
0.5
989  Watts Water
Technologies, Inc. - Class
A
276,208
0.2
22,189
Williams Cos., Inc.
1,405,673
0.8
126,367,718
68.5
Total Common Stock
(Cost $154,838,507)
181,226,884
98.2
EXCHANGE-TRADED FUNDS : 1.1%
8,365  iShares MSCI EAFE
Value ETF
567,398
0.3
6,819  iShares Russell 1000
Value ETF
1,388,280
0.8
1,955,678
1.1
Total Exchange-Traded
Funds
(Cost $1,946,526)
1,955,678
1.1
Total Long-Term
Investments
(Cost $156,785,033)
183,182,562
99.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.9%
Repurchase Agreements : 0.7%
49,432
(3)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
09/30/2025, 4.210%,
due 10/01/2025
(Repurchase Amount
$49,438, collateralized
by various U.S.
Government Securities,
0.000%-4.000%, Market
Value plus accrued
interest $50,421, due
07/15/26-08/15/54)
49,432
0.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
93,126
(3)
J.P. Morgan Securities
LLC, Repurchase
Agreement dated
09/30/2025, 4.200%,
due 10/01/2025
(Repurchase Amount
$93,137, collateralized
by various U.S.
Government Securities,
4.125%-4.500%, Market
Value plus accrued
interest $94,989, due
12/31/31-05/31/32)
$ 93,126
0.1
128,754
(3)
Natwest Markets
Securities Inc.,
Repurchase Agreement
dated 09/30/2025,
4.190%, due 10/01/2025
(Repurchase Amount
$128,769, collateralized
by various U.S.
Government Securities,
0.000%-6.625%, Market
Value plus accrued
interest $131,329, due
11/18/25-08/15/55)
128,754
0.1
41,440
(3)
RBC Dominion Securities
Inc., Repurchase
Agreement dated
09/30/2025, 4.190%,
due 10/01/2025
(Repurchase Amount
$41,445, collateralized
by various U.S.
Government Securities,
0.000%-4.750%, Market
Value plus accrued
interest $42,269, due
10/23/25-08/15/55)
41,440
0.0
1,000,000
(3)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 09/30/2025,
4.290%, due 10/01/2025
(Repurchase Amount
$1,000,118, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $1,018,129, due
10/15/26-02/15/54)
1,000,000
0.5
Total Repurchase
Agreements
(Cost $1,312,752)
1,312,752
0.7
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.2%
291,000
(4)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 4.050%
(Cost $291,000) $ 291,000 0.2
Total Short-Term
Investments
(Cost $1,603,752)
$ 1,603,752
0.9
Total Investments in
Securities
(Cost $158,388,785) $ 184,786,314 100.2
Liabilities in Excess of
Other Assets (292,236) (0.2)
Net Assets $ 184,494,078 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)
Rate shown is the 7-day yield as of September 30, 2025.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 26.1%
Industrials 14.7
Health Care 12.4
Consumer Staples 8.6
Communication Services 8.3
Information Technology 6.1
Energy 5.7
Utilities 5.6
Real Estate 4.2
Consumer Discretionary 3.8
Materials 2.7
Exchange-Traded Funds 1.1
Short-Term Investments 0.9
Liabilities in Excess of Other Assets (0.2)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya Global High Dividend
Low Volatility Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 2,301,308 $ — $ 2,301,308
Austria — 297,968 — 297,968
Canada 8,327,573 — — 8,327,573
Denmark — 1,211,727 — 1,211,727
France — 6,999,822 — 6,999,822
Germany — 2,384,923 — 2,384,923
Hong Kong 262,717 1,664,645 — 1,927,362
Ireland — 358,872 — 358,872
Israel — 545,998 — 545,998
Italy — 2,653,956 — 2,653,956
Japan — 8,625,395 — 8,625,395
Netherlands — 2,612,909 — 2,612,909
New Zealand 196,905 — — 196,905
Norway — 1,434,533 — 1,434,533
Puerto Rico 993,853 — — 993,853
Singapore — 804,190 — 804,190
Spain — 2,173,212 — 2,173,212
Sweden — 722,530 — 722,530
Switzerland — 735,123 — 735,123
United Kingdom — 9,551,007 — 9,551,007
United States 125,155,991 1,211,727 — 126,367,718
Total Common Stock 134,937,039 46,289,845 — 181,226,884
Exchange-Traded Funds 1,955,678 — — 1,955,678
Short-Term Investments 291,000 1,312,752 — 1,603,752
Total Investments, at fair value $ 137,183,717 $ 47,602,597 $ — $ 184,786,314
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The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 29,188,818
Gross Unrealized Depreciation (2,791,289)
Net Unrealized Appreciation $ 26,397,529